Total
BNY Mellon Developed Markets Real Estate Securities Fund
Fund Summary
Investment Objective
The fund seeks to maximize total return consisting of capital appreciation and current income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 11 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Developed Markets Real Estate Securities Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Developed Markets Real Estate Securities Fund		Class A	Class C	Class I	Class Y
Management fees		0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) fees		none	0.75%	none	none
Shareholder services fees		0.25%	0.25%	none	none
Miscellaneous other expenses	[1]	0.41%	0.43%	0.20%	0.13%
Total other expenses		0.66%	0.68%	0.20%	0.13%
Total annual fund operating expenses		1.61%	2.38%	1.15%	1.08%
Fee waiver and/or expense reimbursement	[2]	(0.30%)	(0.32%)	(0.09%)	(0.02%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.31%	2.06%	1.06%	1.06%
[1]	Includes .01% of interest expense and commitment fees on borrowings.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05%. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Developed Markets Real Estate Securities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	701	1,026	1,374	2,352
Class C	309	712	1,242	2,692
Class I	108	356	624	1,390
Class Y	108	341	594	1,315

Expense Example No Redemption - BNY Mellon Developed Markets Real Estate Securities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	701	1,026	1,374	2,352
Class C	209	712	1,242	2,692
Class I	108	356	624	1,390
Class Y	108	341	594	1,315

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54.85% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in publicly-traded equity securities of companies principally engaged in the real estate sector. The fund normally invests in a global portfolio of equity securities of real estate companies, including real estate investment trusts (REITs) and real estate operating companies, with principal places of business located in, but not limited to, the developed markets of Europe, Australia, Asia and North America (including the United States). In selecting investments for the fund's portfolio, CenterSquare Investment Management LLC (CenterSquare), the fund's sub-adviser, uses a proprietary approach to quantify investment opportunity from both a real estate and stock perspective. Generally, CenterSquare combines top-down real estate research and its relative value model securities valuation process. In conducting its bottom-up research, CenterSquare engages in an active analysis process that includes regular and direct contact with the companies in the fund's investable universe. These research efforts are supported with extensive sell side and independent research. Through the use of the proprietary relative value model, CenterSquare seeks to establish the validity of the price of a security relative to its peers by providing statistically significant solutions to business- and management-related uncertainties, such as the impact on value of leverage, growth rate, market capitalization and property type.

CenterSquare employs a robust risk management process, which involves measuring valuation, fundamental and factor exposures in the fund's portfolio. Securities held by the fund may be sold for a number of reasons, including risk management, profit realization and repositioning among specific sectors as a result of CenterSquare's research process. Finding a more attractive relative value opportunity is CenterSquare's most common rationale for exiting a position.

The fund's benchmark is the FTSE European Public Real Estate Association/National Association of Real Estate Investment Trusts Developed Index (FTSE EPRA/Nareit Developed Index (Net)), a market capitalization weighted index of exchange-listed real estate companies and REITs worldwide.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

During the periods shown in the chart: Best Quarter Q4, 2023: 15.95% Worst Quarter Q1, 2020: -25.11%
Average Annual Total Returns (as of 12/31/23)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Average Annual Returns - BNY Mellon Developed Markets Real Estate Securities Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	5.78%	4.13%	4.43%
Class C	10.37%	4.61%	4.28%
Class I	12.56%	5.66%	5.34%
Class Y	12.56%	5.68%	5.36%
After Taxes on Distributions | Class A	5.02%	2.53%	2.89%
After Taxes on Distributions and Sale of Fund Shares | Class A	3.67%	2.95%	3.07%
FTSE EPRA/Nareit Developed Index (Net) reflects reinvestment of net dividends and, where applicable, capital gain distributions	9.67%	2.81%	3.57%